REDEEMABLE NONCONTROLLING INTEREST AND LONG TERM BORROWING - Changes in Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REDEEMABLE NONCONTROLLING INTEREST AND LONG TERM BORROWING
Balance at beginning of year	$ 22,358	$ 23,457	$ 22,033
Share of CASI Wuxi net loss	(2,602)	(8,740)	(700)
Accretion of redeemable noncontrolling interest	(3,281)	(9,497)	(1,512)
Foreign currency translation adjustment	(621)	(1,856)	612
Redemption of NCI	$ (22,416)
Balance at end of year		$ 22,358	$ 23,457